Commitments and Contingencies (Detail) $ in Thousands			7 Months Ended	12 Months Ended
	Jul. 06, 2020 plaintiff	Jul. 02, 2018 lawsuit	Jun. 12, 2018 stockholder	Dec. 31, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Minimum royalty obligations, total				$ 68,600
Minimum royalty obligations, 2025				64,200
Minimum royalty obligations, 2026				3,600
Minimum royalty obligations, 2027				$ 800
Severance payment period				1 year
Operating leases, renewal term				5 years
Number of plaintiffs | stockholder			7
Loss contingency, receivable				$ 14,750
Loss contingency accrual				14,750
Future Royalty Audits
Lessee, Lease, Description [Line Items]
Reserve for royalty accrual				$ 23,500
Cassella v. Mariotti et al., Evans v. Mariotti et al., and Igelido v. Mariotti et al.
Lessee, Lease, Description [Line Items]
Number of additional putative class action lawsuits filed	3	1
Number of plaintiffs | plaintiff	2
Funko Acquisition Holdings, L.L.C.
Lessee, Lease, Description [Line Items]
Operating leases, renewal term				5 years